Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
December 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value December 31, 2013
Trade name	$ 10,420	$ —	$ (6,252)	$ 4,168
Port terminal operating rights	34,060	2,092	(7,444)	28,708
Customer relationships	36,120	—	(11,277)	24,843
Total intangible assets	$ 80,600	$ 2,092	$ (24,973)	$ 57,719

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$ 10,420	$ (5,210)	$ 5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—
Total intangible assets	$ 84,380	$ (24,955)	$ 59,425

Schedule of aggregate amortization of intangible assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 1,042	$ 1,042	$ 1,042	$ 1,042	$ —	$ —	$ 4,168
Port terminal operating rights	983	983	983	983	983	23,793	28,708
Customer relationships	1,775	1,775	1,775	1,775	1,775	15,968	24,843

Total	$ 3,800	$ 3,800	$ 3,800	$ 3,800	$ 2,758	$ 39,761	$ 57,719